Offsets	Aug. 05, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Clearway Energy, Inc.
Form or Filing Type	S-3
File Number	333-241652
Initial Filing Date	Aug. 06, 2020
Fee Offset Claimed	$ 15,310.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class C Common Stock, par value $0.01 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 125,581,592.00
Termination / Withdrawal Statement	On August 6, 2020, the Registrant filed with the Securities and Exchange Commission (the "SEC") a Registration Statement on Form S-3 (Registration No. 333-241652) (the "2020 Registration Statement") registering an unspecified amount of its securities specified therein, including its Class C Common Stock, par value $0.01 per share ("common stock"). On August 6, 2020, the Registrant filed with the SEC a prospectus supplement to the 2020 Registrant Statement to register the offer and sale from time to time of shares of common stock having a proposed maximum offering price of $150,000,000 (the "2020 ATM Prospectus Supplement") and concurrently paid $19,740 in registration fees in connection therewith. The offering of common stock under the 2020 ATM Prospectus Supplement has been completed, and at the time of completion, $125,581,592.00 of common stock remained unsold under the 2020 ATM Prospectus Supplement, and $16,300.49 of previously-paid fees remain unutilized and available for future registration fees pursuant to Rule 457(p) under the Securities Act. Pursuant to Rule 457(p) under the Securities Act, the $15,310 filing fee currently due in connection with this filing is fully offset against the $16,300.49 remaining balance for such unsold securities under the 2020 ATM Prospectus Supplement resulting in a fee of $0 remitted with this filing.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Clearway Energy, Inc.
Form or Filing Type	S-3
File Number	333-241652
Filing Date	Aug. 06, 2020
Fee Paid with Fee Offset Source	$ 15,310.00